Leases - Lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease Cost
Amortization of leased assets	$ 9,351	$ 8,398
Interest on lease liabilities	5,598	6,551
Operating lease cost	2,287	1,441
Total lease cost	$ 17,236	$ 16,390
Weighted-average remaining lease term (in years):
Finance leases	4 years 4 months 13 days	5 years 3 months 3 days
Operating leases	5 years 3 days	5 years 9 months 7 days
Weighted-average discount rate:
Finance leases	11.05%	11.05%
Operating leases	6.34%	6.37%